UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2025

REX AI Equity Premium Income ETF

ITEM 1.(a).  Reports to Stockholders.

REX AI Equity Premium Income ETF Tailored Shareholder Report

annual Shareholder Report May 31, 2025 REX AI Equity Premium Income ETF Ticker: AIPI (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the REX AI Equity Premium Income ETF for the period of June 3, 2024 (inception) to May 31, 2025. You can find additional information about the Fund at www.rexshares.com/aipi/. You can also request this information by contacting us at (844) 802-4004.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX AI Equity Premium Income ETF	$69¹	0.65%²

¹	Costs are for the period of June 3, 2024 to May 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

How did the Fund perform?

• For the period of June 3, 2024 to May 31, 2025, the REX AI Equity Premium Income ETF (the “Fund”) returned 13.68%.• In comparison, the S&P 500 Index returned 13.38% for the same period.

What affected the Fund’s performance?

• Stocks in the S&P 500® Index generally rose during the period, particularly those of companies in the technology sector, which comprise a significant portion of the index.

• The Fund is actively managed and invests in leading companies involved in artificial intelligence and innovation. The Fund’s stock portfolio is selected from the BITA AI Leaders Select Index, an index tracking U.S.-listed companies at the forefront of AI technology, which returned 35.95% for the period.

•  As of May 31, 2025, the Fund’s largest positions included NVIDIA Corp. (11.00% of the portfolio), Palantir Technologies (9.88%), and ARM Holdings (8.14%). This concentrated basket underscores that the Fund is essentially a tech-focused Fund, with a heavy tilt toward companies driving AI innovation.

• The Fund’s strategy of selling covered calls caused performance to depend not only on the price returns of the individual equity holdings, but also on the paths that the prices of the individual stocks took over time. In some cases, significant upside volatility during the period led to reduced participation in equity price gains for the Fund versus the S&P 500® Index.

Cumulative Performance

(based on a hypothetical $10,000 investment)

REX AI Equity Premium Income ETF - $11,368
S&P 500® Index - $11,338
$12,000
$11,500
$11,000
$10,500
$10,000
6/3/2024*
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025

*	Inception

Annual Performance

Total Return Since Inception
REX AI Equity Premium Income ETF	13.68%
S&P 500 Index	13.38%

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/aipi/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

REX AI Equity Premium Income ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Nvidia Corp.	11.00%
CrowdStrike Holdings, Inc.	9.96%
Palantir Technologies Inc.	9.88%
Arm Holdings plc	8.14%
Broadcom, Inc.	3.32%
Super Micro Computer, Inc.	3.32%
Micron Technology, Inc.	3.27%
Datadog, Inc. Class A	3.14%
Advanced Micro Devices	3.13%
Adobe, Inc.	3.05%

Key Fund Statistics

(as of May 31, 2025)

Fund Net Assets	$295,290,247
Number of Holdings	104
Total Advisory Fee Paid	$943,722
Portfolio Turnover Rate	62.79%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.rexshares.com/aipi/.

What did the Fund invest in?

(% of Net Assets as of May 31, 2025)

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2025 and $0 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

* Commencement of Operations June 3, 2024

REX AI Equity Premium Income Etf

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended May 31, 2025*

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments May 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | May 31, 2025

		Shares	Value
99.68%	COMMON STOCKS(A)

5.85%	APPLICATIONS SOFTWARE
	Microsoft Corp.	18,961	$8,728,886
	ServiceNow, Inc.(B)	8,440	8,533,600
			17,262,486

2.74%	COMPUTER AIDED DESIGN
	Synopsys, Inc.(B)	17,465	8,103,411

11.45%	COMPUTER DATA SECURITY
	C3.ai, Inc.(B)	165,251	4,394,024
	CrowdStrike Holdings, Inc.(B)	62,417	29,421,501
			33,815,525

2.95%	COMPUTER SERVICES
	International Business Machines Corp.	33,610	8,707,007

3.14%	COMPUTER SOFTWARE
	Datadog, Inc. Class A(B)	78,558	9,260,417

2.73%	COMPUTERS
	Apple, Inc.	40,195	8,073,166

3.02%	ECOMMERCE/PRODUCTS
	Amazon.com, Inc.(B)	43,443	8,906,249

31.51%	ELECTRONIC COMPONENTS — SEMICONDUCTORS
	Advanced Micro Devices(B)	83,554	9,251,934
	Arm Holdings plc ADR(B)	193,036	24,040,703
	Broadcom, Inc.	40,527	9,810,371
	Intel Corp.(B)	400,314	7,826,139
	Micron Technology, Inc.	102,240	9,657,590
	Nvidia Corp.	240,268	32,467,415
			93,054,152

3.05%	ELECTRONIC FORMS
	Adobe, Inc.(B)	21,663	8,992,095

12.57%	ENTERPRISE SOFTWARE/SERVICES
	Palantir Technologies Inc.(B)	221,364	29,171,348
	Salesforce, Inc.	30,000	7,961,100
			37,132,448

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments - continued May 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | May 31, 2025

		Shares	Value
3.32%	INFORMATION TECHNOLOGY — HARDWARE
	Super Micro Computer, Inc.	244,935	$9,802,299

2.66%	INFORMATION TECHNOLOGY — SOFTWARE & SERVICES
	Arista Networks, Inc.	90,692	7,857,555

3.03%	INTERNET CONTENT-ENTERTAINMENT
	Meta Platforms, Inc.	13,825	8,951,549

2.86%	INTERNET SECURITY
	Palo Alto Networks, Inc.(B)	43,961	8,458,976

2.97%	NETWORKING PRODUCTS
	Cisco Systems, Inc.	139,123	8,770,313

2.90%	SEMICON COMPONENTS — INTEGRATED CIRCUITRY
	Qualcomm, Inc.	59,019	8,569,559

2.93%	WEB PORTALS/INTERNET SERVICE PROVIDERS
	Alphabet, Inc. Class A	50,312	8,640,583

99.68%	TOTAL COMMON STOCKS
	(Cost: $262,931,128)		294,357,790

99.68%	TOTAL INVESTMENTS
	(Cost: $262,931,128)		294,357,790
0.32%	Other assets, net of liabilities		932,457
100.00%	NET ASSETS		$295,290,247

(A)All or a portion of the securities are held as collateral for options written.

(B)Non-income producing.

ADR — Security represented is held by the custodian in the form of American Depositary Receipts.

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written May 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | May 31, 2025

(2.83%)	OPTIONS WRITTEN(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.83%)	CALL OPTIONS
	Adobe, Inc.	5	$(207,545)	$410.00	06/20/2025	$(11,500)
	Adobe, Inc.	201	(8,343,309)	420.00	06/20/2025	(383,910)
	Adobe, Inc.	4	(166,036)	430.00	06/20/2025	(5,360)
	Adobe, Inc.	6	(249,054)	440.00	06/20/2025	(6,174)
	Advanced Micro Devices	32	(354,336)	115.00	06/20/2025	(8,864)
	Advanced Micro Devices	803	(8,891,619)	120.00	06/20/2025	(112,420)
	Alphabet, Inc. Class A	480	(8,243,520)	165.00	06/20/2025	(428,640)
	Alphabet, Inc. Class A	6	(103,044)	177.50	06/20/2025	(1,344)
	Alphabet, Inc. Class A	5	(85,870)	180.00	06/20/2025	(790)
	Alphabet, Inc. Class A	12	(206,088)	185.00	06/20/2025	(972)
	Amazon.com, Inc.	17	(348,517)	215.00	06/20/2025	(3,162)
	Amazon.com, Inc.	417	(8,548,917)	220.00	06/20/2025	(39,615)
	Apple, Inc.	18	(361,530)	210.00	06/20/2025	(4,230)
	Apple, Inc.	383	(7,692,555)	220.00	06/20/2025	(27,193)
	Arista Networks, Inc.	32	(277,248)	100.00	06/20/2025	(1,024)
	Arista Networks, Inc.	834	(7,225,776)	105.00	06/20/2025	(10,008)
	Arista Networks, Inc.	9	(77,976)	90.00	06/20/2025	(1,800)
	Arista Networks, Inc.	31	(268,584)	97.50	06/20/2025	(1,395)
	Arm Holdings plc	86	(1,071,044)	130.00	06/20/2025	(32,680)
	Arm Holdings plc	1,777	(22,130,758)	135.00	06/20/2025	(433,588)
	Arm Holdings plc	47	(585,338)	140.00	06/20/2025	(6,815)
	Arm Holdings plc	20	(249,080)	145.00	06/20/2025	(1,760)
	Broadcom, Inc.	14	(338,898)	230.00	06/20/2025	(27,720)
	Broadcom, Inc.	372	(9,005,004)	240.00	06/20/2025	(502,572)
	Broadcom, Inc.	14	(338,898)	250.00	06/20/2025	(12,250)
	Broadcom, Inc.	5	(121,035)	255.00	06/20/2025	(3,560)
	C3.ai, Inc.	1,635	(4,347,465)	25.00	06/20/2025	(390,765)
	C3.ai, Inc.	17	(45,203)	27.50	06/20/2025	(1,836)
	Cisco Systems, Inc.	1,328	(8,371,712)	65.00	06/20/2025	(43,824)
	Cisco Systems, Inc.	15	(94,560)	66.00	06/20/2025	(210)
	Cisco Systems, Inc.	48	(302,592)	67.50	06/20/2025	(192)
	CrowdStrike Holdings, Inc.	20	(942,740)	450.00	06/20/2025	(71,500)
	CrowdStrike Holdings, Inc.	575	(27,103,775)	460.00	06/20/2025	(1,773,875)
	CrowdStrike Holdings, Inc.	16	(754,192)	470.00	06/20/2025	(39,600)
	CrowdStrike Holdings, Inc.	7	(329,959)	490.00	06/20/2025	(10,605)
	CrowdStrike Holdings, Inc.	6	(282,822)	500.00	06/20/2025	(7,500)
	Datadog, Inc. Class A	750	(8,841,000)	120.00	06/20/2025	(262,500)
	Datadog, Inc. Class A	8	(94,304)	123.00	06/20/2025	(1,816)
	Datadog, Inc. Class A	27	(318,276)	125.00	06/20/2025	(4,590)
	Intel Corp.	42	(82,110)	21.00	06/20/2025	(1,344)
	Intel Corp.	140	(273,700)	22.50	06/20/2025	(1,820)

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continued May 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | May 31, 2025

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Intel Corp.	101	$(197,455)	$23.00	06/20/2025	$(1,010)
	Intel Corp.	3,720	(7,272,600)	24.00	06/20/2025	(26,040)
	International Business Machines Corp.	8	(207,248)	265.00	06/20/2025	(2,568)
	International Business Machines Corp.	325	(8,419,450)	270.00	06/20/2025	(52,000)
	International Business Machines Corp.	3	(77,718)	275.00	06/20/2025	(270)
	Meta Platforms, Inc.	4	(258,996)	670.00	06/20/2025	(3,420)
	Meta Platforms, Inc.	6	(388,494)	680.00	06/20/2025	(3,420)
	Meta Platforms, Inc.	128	(8,287,872)	690.00	06/20/2025	(49,280)
	Micron Technology, Inc.	36	(340,056)	100.00	06/20/2025	(6,948)
	Micron Technology, Inc.	955	(9,020,930)	105.00	06/20/2025	(82,130)
	Micron Technology, Inc.	31	(292,826)	97.50	06/20/2025	(9,300)
	Microsoft Corp.	181	(8,332,516)	470.00	06/20/2025	(69,685)
	Microsoft Corp.	8	(368,288)	480.00	06/20/2025	(1,024)
	Nvidia Corp.	71	(959,423)	130.00	06/20/2025	(56,800)
	Nvidia Corp.	2,222	(30,025,886)	135.00	06/20/2025	(1,117,666)
	Nvidia Corp.	84	(1,135,092)	140.00	06/20/2025	(23,940)
	Nvidia Corp.	25	(337,825)	145.00	06/20/2025	(3,675)
	Palantir Technologies Inc.	90	(1,186,020)	125.00	06/20/2025	(103,500)
	Palantir Technologies Inc.	77	(1,014,706)	130.00	06/20/2025	(65,758)
	Palantir Technologies Inc.	2,046	(26,962,188)	135.00	06/20/2025	(1,254,198)
	Palo Alto Networks, Inc.	33	(634,986)	200.00	06/20/2025	(4,884)
	Palo Alto Networks, Inc.	406	(7,812,252)	205.00	06/20/2025	(43,848)
	Qualcomm, Inc.	27	(392,040)	155.00	06/20/2025	(2,565)
	Qualcomm, Inc.	563	(8,174,760)	160.00	06/20/2025	(24,209)
	Salesforce, Inc.	4	(106,148)	275.00	06/20/2025	(1,260)
	Salesforce, Inc.	3	(79,611)	290.00	06/20/2025	(222)
	Salesforce, Inc.	293	(7,775,341)	300.00	06/20/2025	(11,720)
	ServiceNow, Inc.	3	(303,327)	1,050.00	06/20/2025	(4,074)
	ServiceNow, Inc.	1	(101,109)	1,060.00	06/20/2025	(880)
	ServiceNow, Inc.	80	(8,088,720)	1,080.00	06/20/2025	(54,400)
	Super Micro Computer, Inc.	67	(268,134)	35.00	06/20/2025	(39,731)
	Super Micro Computer, Inc.	2,271	(9,088,542)	41.00	06/20/2025	(520,059)
	Super Micro Computer, Inc.	26	(104,052)	42.00	06/20/2025	(4,888)
	Super Micro Computer, Inc.	85	(340,170)	45.00	06/20/2025	(9,435)
	Synopsys, Inc.	2	(92,796)	490.00	06/20/2025	(1,020)
	Synopsys, Inc.	1	(46,398)	510.00	06/20/2025	(270)
	Synopsys, Inc.	10	(463,980)	530.00	06/20/2025	(1,050)
	Synopsys, Inc.	161	(7,470,078)	540.00	06/20/2025	(10,787)

(2.83%)	TOTAL OPTIONS WRITTEN					$(8,349,257)
	(Premiums Received: $(10,054,428))

(B)Non-income producing.

REX AI EQUITY PREMIUM INCOME ETF

Statement of Assets and Liabilities May 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | May 31, 2025

ASSETS
Investments at value(1) (Note 1)	$294,357,790
Cash	9,284,798
Dividends receivable	64,278
Receivable for securities sold	72,359
Receivable for capital stock sold	3,086,712
TOTAL ASSETS	306,865,937

LIABILITIES
Options written at value(2) (Note 1)	8,349,257
Payable for securities purchased	3,070,249
Accrued advisory fees	156,184
TOTAL LIABILITIES	11,575,690
NET ASSETS	$295,290,247

Net Assets Consist of:
Paid-in capital	$301,192,630
Distributable earnings (accumulated deficits)	(5,902,383)
Net Assets	$295,290,247

NET ASSET VALUE PER SHARE
Net Assets	$295,290,247
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	7,175,000
Net Asset Value and Offering Price Per Share	$41.16

(1) Identified cost of:	$262,931,128
(2) Premiums received of:	$10,054,428

See Notes to Financial Statements

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Statement of OperationsPeriod Ended May 31, 2025*

INVESTMENT INCOME
Dividends	$453,658
Interest	129,895
Total investment income	583,553

EXPENSES
Investment advisory fees (Note 2)	943,722
Total expenses	943,722

Net investment income (loss)	(360,169)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	801,954
Net realized gain (loss) on options written	(38,304,425)
Total net realized gain (loss) on investments and options written	(37,502,471)

Net change in unrealized appreciation (depreciation) of investments	31,426,662
Net change in unrealized appreciation (depreciation) of options written	1,705,171
Total net change in unrealized appreciation of investments and options written	33,131,833

Net realized and unrealized gain (loss)	(4,370,638)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,730,807)

(1) Includes realized gains (losses) as a result of in-kind transactions (Note 3).

* The Fund commenced operations on June 3, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Statement of Changes in Net AssetsPeriod Ended May 31, 2025*

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(360,169)
Net realized gain (loss) on investments and options written	(37,502,471)
Net change in unrealized appreciation (depreciation) of investments and options written	33,131,833
Increase (decrease) in net assets from operations	(4,730,807)

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	(55,414,797)
Decrease in net assets from distributions	(55,414,797)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	366,319,923
Shares redeemed	(10,884,072)
Increase (decrease) in net assets from capital stock transactions	355,435,851

NET ASSETS
Increase (decrease) during period	295,290,247
Beginning of period	—
End of period	$295,290,247

*The Fund commenced operations on June 3, 2024.

REX AI EQUITY PREMIUM INCOME ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | May 31, 2025

Period Ended May 31, 2025*
Net asset value, beginning of period	$50.00
Investment activities
Net investment income (loss) (1)	(0.11)
Net realized and unrealized gain (loss) on investments(2)	6.57
Total from investment activities	6.46
Distributions
Return of capital	(15.30)
Total distributions	(15.30)
Net asset value, end of period	$41.16

Total Return(3)	13.68%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.65%
Net investment income (loss)	(0.25%)
Portfolio turnover rate(5)	62.79%
Net assets, end of period (000’s)	$295,290

(1) Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3) Total return is for the period indicated and has not been annualized.

(4) Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period June 3, 2024 through May 31, 2025, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on June 3, 2024.

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial StatementsMay 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX AI Equity Premium Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on June 3, 2024.

The Fund’s investment objective is to seek capital appreciation and current income.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Short-term debt securities having a maturity of 60 days or less may be generally valued at amortized cost

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

when it approximates fair value. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$294,357,790	$—	$—	$294,357,790

Liabilities
Call Options Written	$(8,349,257)	$—	$—	$(8,349,257)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the period ended May 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash

Cash, if any, consists of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended May 31, 2025, such reclassifications are attributable primarily to the tax treatment of redemptions in-kind and net operating losses.

Paid-in capital	$1,171,576
Distributable earnings	(1,171,576)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
REX AI EQUITY PREMIUM INCOME ETF	25,000	$250	$1,029,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund generates current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The Fund intends to write call options on approximately 100% of its holdings of each portfolio security, and will not write call options on securities that the Fund does not hold. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time. “Out of the money” call options are those with a strike price that is above the current market price of the underlying security. “In the money” call options are those with a strike price that is below the current market price of the underlying security. “At the money” call options are those with a strike price that is equal to the current market price of the underlying security. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). The Fund typically will write call options with a term of 30 days or less. A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. As a result, the covered call strategy limits the upside potential on the underlying security but the Fund is fully exposed to the downside if the security decreases in value.

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

The following are the derivatives held by the Fund on May 31, 2025:

Derivative	Fair Value Liability Derivatives
Call Options Written	$(8,349,257	)*

*Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended May 31, 2025 is as follows:

Derivative	Realized Gain (Loss)On Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Call Options Written	$(38,304,425)	$1,705,171

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options written.

The following indicates the average monthly volume for the period:

Average notional value of:
Written Options	$(159,906,766)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.65%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in net assets, 0.065% on the next $250 million in net assets, 0.06% on net assets between $500 million and $1 billion, and 0.05% for all net assets thereafter, subject to a minimum $50,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended May 31, 2025 were as follows:

Purchases	Sales
$100,606,337	$176,963,191

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended May 31, 2025 were as follows:

Purchases	Sales	Realized Gains
$349,140,663	$10,654,637	$1,310,484

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended May 31, 2025 were as follows:

Distributions paid from:
Return of capital	$55,414,797

As of May 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Net unrealized appreciation (depreciation) on investments	$29,530,150
Other accumulated losses	(35,432,533)
$(5,902,383)

As of May 31, 2025, the Fund had outstanding straddle loss deferrals of $9,842,746. For tax purposes, the Fund had a current year late-year loss of $293,254. This loss will be recognized on the the first business day of the Fund’s fiscal year, June 1, 2025. As of May 31, 2025, the Fund had a capital loss carryforward of $25,296,533, all of which is considered short term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$266,532,811	$42,671,564	$(13,141,414)	$29,530,150

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended May 31, 2025
Shares sold	7,425,000
Shares redeemed	(250,000)
Net increase (decrease)	7,175,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedMay 31, 2025

Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2025, 31.51% of the value of the net assets of the Fund were invested in securities within the Electronic Components - Semiconductors sector.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distribution to the shareholders of record:

Record Date	Ex-Dividend Date	Amount
June 25, 2025	June 25, 2025	$9,204,433
July 23, 2025	July 23, 2025	9,850,793

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of REX AI Equity Premium Income ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of REX AI Equity Premium Income ETF (the “Fund”), a series of ETF Opportunities Trust, as of May 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the period June 3, 2024 (commencement of operations) to May 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations, the changes in their net assets and the financial highlights for the period June 3, 2024 (commencement of operations) to May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Report of Independent Registered Public Accounting Firm - continuned presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
July 30, 2025

FINANCIAL STATEMENTS | May 31, 2025

REX AI EQUITY PREMIUM INCOME ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: August 7, 2025

* Print the name and title of each signing officer under his or her signature.